Deferred government grant -Summary of detailed Information about government grants (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2024 USD ($)
Deferred government grant [Abstract]
Opening balance	₨ 214	$ 3	₨ 225
Released to the statement of profit or loss	(11)	0	(11)
Total	203	$ 3	214
Current	11		11	$ 0
Non-current	192		203	2
Total	₨ 203		₨ 214	$ 3